Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Estimated Service Lives for Property Plant and Equipment

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives
Buildings	5 to 20 years
Machinery & Equipment	2 to 20 years
Land Improvements	5 to 15 years

Summary of Key Assumptions Used in Determining Fair Value of Stock Options

Key assumptions used in determining the fair value of the stock options awarded in 2015, 2014 and 2013 were:

	2015	2014	2013
Risk-free interest rate	2.20%	2.50%	1.70%
Dividend yield	1.20%	1.50%	1.80%
Volatility factor	36.10%	35.30%	35.40%
Expected term	8.5 years	8.5 years	8.6 years

Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets

The components of the changes in accumulated other comprehensive loss and related cumulative noncurrent deferred tax assets are as follows:

	Pension and Postretirement Benefit Plans	Foreign Currency	Unamortized Value of Terminated Forward Starting Interest Rate Swap	Total
years ended December 31 (add 000)	2015
Accumulated other comprehensive (loss) earnings at beginning of period	$(106,688)	$3,278	$(2,749)	$(106,159)
Other comprehensive loss before reclassifications, net of Tax	(7,116)	(3,542)	—	(10,658)
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,424	—	771	11,195
Other comprehensive earnings (loss), net of tax	3,308	(3,542)	771	537
Accumulated other comprehensive loss at end of period	$(103,380)	$(264)	$(1,978)	$(105,622)

Cumulative noncurrent deferred tax assets at end of period	$66,467	$—	$1,290	$67,757

	2014
Accumulated other comprehensive (loss) earnings at beginning of period	$(44,549)	$3,902	$(3,467)	$(44,114)
Other comprehensive loss before reclassifications, net of tax	(62,726)	(624)	—	(63,350)
Amounts reclassified from accumulated other comprehensive loss, net of tax	587	—	718	1,305
Other comprehensive (loss) earnings, net of tax	(62,139)	(624)	718	(62,045)
Accumulated other comprehensive (loss) earnings at end of period	$(106,688)	$3,278	$(2,749)	$(106,159)

Cumulative noncurrent deferred tax assets at end of period	$68,568	$—	$1,799	$70,367

	2013
Accumulated other comprehensive (loss) earnings at beginning of period	$(108,189)	$6,157	$(4,137)	$(106,169)
Other comprehensive earnings (loss) before reclassifications, net of tax	55,403	(2,255)	—	53,148
Amounts reclassified from accumulated other comprehensive loss, net of tax	8,237	—	670	8,907
Other comprehensive earnings (loss), net of tax	63,640	(2,255)	670	62,055
Accumulated other comprehensive (loss) earnings at end of period	$(44,549)	$3,902	$(3,467)	$(44,114)

Cumulative noncurrent deferred tax assets at end of period	$29,198	$—	$2,269	$31,467

Reclassification Out of Accumulated Other Comprehensive Loss

Reclassifications out of accumulated other comprehensive loss are as follows:

years ended December 31 (add 000)	2015	2014	2013	Affected line items in the consolidated statements of earnings
Pension and postretirement benefit plans
Special plan termination benefits	$2,085	$—	$—
Settlement charge	—	—	729
Amortization of:
Prior service credit	(1,880)	(2,810)	(2,807)
Actuarial loss	16,850	3,779	15,704
	17,055	969	13,626	Cost of sales; Selling, general & administrative expenses
Tax effect	(6,631)	(382)	(5,389)	Taxes on income
Total	$10,424	$587	$8,237
Unamortized value of terminated forward starting interest rate swap
Additional interest expense	$1,280	$1,188	$1,108	Interest expense
Tax effect	(509)	(470)	(438)	Taxes on income
Total	$771	$718	$670

Basic and Diluted Earnings (Loss) per Common Share

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31

(add 000)	2015	2014	2013
Net earnings from continuing operations attributable to Martin Marietta	$288,792	$155,638	$122,086
Less: Distributed and undistributed earnings attributable to unvested awards	1,252	647	513
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta	287,540	154,991	121,573
Basic and diluted net loss attributable to common shareholders from discontinued operations	—	(37)	(749)
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$287,540	$154,954	$120,824

Basic weighted-average common shares outstanding	66,770	56,854	46,164
Effect of dilutive employee and director awards	250	234	121
Diluted weighted-average common shares outstanding	67,020	57,088	46,285